Fair Value Measurements - Schedule of Non-Financial Assets and Liabilities Measured at Fair Value on Nonrecurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Fair Value Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Goodwill	$ 918,946	$ 983,114	$ 1,008,499
Loss on Goodwill	64,217
Fair Value, Measurements, Nonrecurring [Member]
Fair Value Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Long-lived assets	1,780
Goodwill	918,946
Loss on Long-lived assets	1,863
Loss on Goodwill	64,217
Fair Value, Measurements, Nonrecurring [Member] | Quoted Prices in Active Market for Identical Assets Level 1 [Member]
Fair Value Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Long-lived assets
Goodwill
Fair Value, Measurements, Nonrecurring [Member] | Significant Other Observable Input Level 2 [Member]
Fair Value Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Long-lived assets	1,780
Fair Value, Measurements, Nonrecurring [Member] | Significant Unobservable Inputs Level 3 [Member]
Fair Value Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Goodwill	$ 918,946